                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651

                                   ----------

                              THE DRAKE FUNDS TRUST
               (Exact name of registrant as specified in charter)

                          660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10021
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                With copies to:
          STEVEN J. LUTTRELL                    W. CHRISTOPHER APPLER, ESQ.
    660 MADISON AVENUE 16TH FLOOR                  DRAKE MANAGEMENT, LLC.
       NEW YORK, NEW YORK 10021                660 MADISON AVENUE, 16TH FLOOR
                                                      NEW YORK, NY 10021

                                                    PETER J. SHEA, ESQ.
                                                  KATTEN MUCHIN ROSENMAN LLP
                                                    THREE WACHOVIA CENTER
                                              401 SOUTH TYRON STREET, SUITE 2600
                                                     CHARLOTTE, NC 28202

       Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         DRAKE TOTAL RETURN FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           1/31/2006 (UNAUDITED)

                                                                                  PRINCIPAL     MARKET
                                                                                    AMOUNT     VALUE (A)
                                                                                  ---------   ----------
ASSET-BACKED SECURITIES - 67.45%
AUTOMOBILES - 4.36%
   Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%, 11/15/2010              $178,434   $  175,166
   CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011, 144A                 249,799      249,175
   Household Automotive Trust, Series 2001-3, Class A4, 4.37%, 12/17/2008           121,412      120,956
   ONYX Acceptance Owner Trust, Series 2002-C, Class A4, 4.07%, 4/15/2009            64,001       63,651
   Union Acceptance Corp., Series 2002-A, Class A4, 4.59%, 7/8/2008                  30,087       30,078
   WFS Financial Owner Trust, Series 2002-2, Class A4, 4.50%, 2/20/2010             377,366      377,012
                                                                                              ----------
                                                                                               1,016,038
                                                                                              ----------
CREDIT CARDS - 25.75%
   American Express Credit Account Master Trust, Series 2001-5, Class B, 4.92%,
      11/15/2010+                                                                   600,000      604,031
   Bank One Issuance Trust:
      Series 2003-C1, Class C1, 4.54%, 9/15/2010                                    182,000      179,981
      Series 2003-C2, Class C2, 5.61%, 12/15/2010+                                  350,000      356,180
      Series 2003-C4, Class C4, 5.50%, 2/15/2011+                                   194,000      197,183
   Chase Credit Card Master Trust:
      Series 2004-1, Class C, 4.94%, 5/15/2009+                                     500,000      500,938
      Series 2003-6, Class C, 5.27%, 2/15/2011+                                     150,000      151,945
   Citibank Credit Card Issuance Trust:
      Series 2001-C3, Class C3, 6.65%, 5/15/2008                                    285,000      286,158
      Series 2002-C3, Class C3, 5.63%, 12/15/2009+                                  240,000      243,563
   Discover Card Master Trust I, Series 2001-1, Class B, 5.02%, 7/15/2010+          526,000      530,356
   Fleet Credit Card Master Trust II, Series 2001-A, Class B, 4.92%, 8/15/2008+     500,000      500,078
   GE Capital Credit Card Master Note Trust:
      Series 2004-1, Class B, 4.77%, 6/15/2010+                                     300,000      300,703
      Series 2004-1, Class C, 5.02%, 6/15/2010+                                     600,000      602,063
   Household Affinity Credit Card Master Note Trust I, Series 2003-1, Class C,
      5.92%, 2/15/2010+                                                             650,000      664,625
   MBNA Credit Card Master Note Trust:
      Series 2001-C3, Class C3, 6.55%, 12/15/2008                                   140,000      140,853
      Series 2003-C3, Class C3, 5.82%, 10/15/2010+                                  600,000      613,688
      Series 2003-C1, Class C1, 6.17%, 6/15/2012+                                   125,000      132,019
                                                                                              ----------
                                                                                               6,004,364
                                                                                              ----------
EQUIPMENT LEASING - 0.42%
   IKON Receivables Funding LLC, Series 2003-1, Class A3A, 4.71%, 12/17/2007+        97,998       98,013
                                                                                              ----------
FINANCE - 0.24%
   Green Tree Financial Corp., Series 1994-1, Class A5, 7.65%, 4/15/2019             54,877       56,595
                                                                                              ----------
HOME EQUITY - 31.65%
   ABFS Mortgage Loan Trust, Series 2000-2, Class A2, 4.80%, 9/15/2031+             137,186      137,226
   Advanta Mortgage Loan Trust, Series 1999-3, Class A7, 4.93%, 8/25/2029+          319,173      319,772
   Bear Stearns Asset Backed Securities, Inc., Series 2000-1, Class AF, 7.52%,
      3/25/2030                                                                     382,718      384,550

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2006 (UNAUDITED)

                                                                                    PRINCIPAL     MARKET
                                                                                      AMOUNT     VALUE (A)
                                                                                    ---------   ----------
HOME EQUITY - CONTINUED
   Cityscape Home Equity Loan Trust, Series 1996-3, Class A8, 7.65%, 9/25/2025       $ 80,202   $   79,942
   Conseco Finance, Series 2001-C, Class A4, 6.19%, 3/15/2030                         417,942      419,893
   Contimortgage Home Equity Loan Trust, Series 1997-5, Class A8, 5.07%,
      3/15/2024+                                                                      410,625      410,625
   Credit Suisse First Boston Mortgage, Series 2001-HE8, Class A1, 6.49%,
      2/25/2031                                                                       515,510      514,463
   Delta Funding Home Equity Loan Trust:
      Series 1995-2, Class A5, 7.10%, 1/25/2027                                       204,984      204,631
      Series 1997-1, Class A6, 7.21%, 4/25/2029                                       104,597      104,450
   EQCC Home Equity Loan Trust:
      Series 1999-1, Class A-4F, 6.134%, 7/20/2028                                    158,873      158,649
      Series 1999-2, Class A-4F, 6.753%, 8/25/2027                                    162,570      162,925
   Equivantage Home Equity Loan Trust, Series 1997-2, Class A4, 7.50%, 7/25/2028       47,990       47,835
   FHLMC Structured Pass Through Securities, Series T-13, Class A7, 6.09%,
      9/25/2029                                                                       322,718      323,878
   GE Capital Mortgage Services, Series 1998-HE2, Class A7, 6.22%, 9/25/2028          103,729      103,373
   Greenpoint Home Equity Loan Trust, Series 2003-1, Class A, 4.74%, 4/15/2029+       158,590      158,728
   Household Mortgage Loan Trust, Series 2003-HC2, Class A2, 4.82%, 6/20/2033+        206,839      207,069
   IMC Home Equity Loan Trust, Series 1995-3, Class A5, 7.50%, 4/25/2026              267,781      268,441
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1, 4.97%, 11/25/2035+            271,471      269,070
   Morgan Stanley Dean Witter Capital I, Series 2002-NC3, Class A2, 4.81%,
      8/25/2032+                                                                      133,757      134,238
   New Century Home Equity Loan Trust, Series 2004-2, Class A3, 4.78%, 8/25/2034+      57,233       57,251
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 4.80%, 6/25/2032+                                       365,901      365,958
      Series 2003-1, Class A2, 4.95%, 2/25/2033+                                       39,464       39,754
   Paine Webber Mortgage Acceptance Corp., Series 2000-HE1, Class A5, 8.32%,
      2/25/2030                                                                       336,693      341,112
   Provident Bank Home Equity Loan Trust:
      Series 2000-1, Class A2, 4.79%, 3/25/2030+                                      319,987      320,237
      Series 1999-2, Class A3, 4.79%, 7/25/2030+                                      412,731      412,731
   Residential Asset Securities Corp.:
      Series 2000-KS5, Class AII, 5.01%, 12/25/2031+                                  199,413      199,476
      Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                                    963,536      967,299
   Residential Funding Mortgage Securities II, Inc., Series 1999-HI8, Class AI7,
      7.97%, 11/25/2029                                                                56,749       56,607
   Salomon Brothers Mortgage Securities VII, Series 1998-NC3, Class A5, 6.93%,
      8/25/2028                                                                       188,566      189,509
   Saxon Asset Securities Trust, Series 2002-2, Class AV, 4.79%, 8/25/2032+            20,232       20,181
                                                                                                ----------
                                                                                                 7,379,873
                                                                                                ----------

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2006 (UNAUDITED)

                                                                 PRINCIPAL      MARKET
                                                                   AMOUNT     VALUE (A)
                                                                 ---------   -----------
MANUFACTURED HOUSING - 0.69%
   Vanderbilt Acquisition Loan Trust:
      Series 2002-1, Class A2, 4.77%, 10/7/2018                   $ 92,560   $    92,475
      Series 2002-A, Class A2, 4.77%, 10/7/2014                     68,209        68,134
                                                                             -----------
                                                                                 160,609
                                                                             -----------
RESIDENTIAL MORTGAGES - 4.34%
   Countrywide Asset-Backed Certificates, Series 2004-BC1,
      Class A1, 4.76%, 4/25/2034+                                  335,809       335,966
   First Franklin Mortgage Loan Trust:
      Series 2004-FF10, Class A2, 4.93%, 12/25/2032+                83,088        83,243
      Series 2005-FF1, Class A2A, 4.65%, 12/25/2034+                77,512        77,512
   Residential Asset Mortgage Products, Inc., Series 2000-RS4,
      Class AI4, 7.22%, 12/25/2032                                 514,926       514,444
                                                                             -----------
                                                                               1,011,165
                                                                             -----------
      TOTAL ASSET-BACKED SECURITIES - (COST $15,789,658)                      15,726,657
                                                                             -----------
CORPORATE BONDS & NOTES - 15.61%
AUTOMOTIVE - 2.15%
   Ford Motor Credit Co., 6.50%, 1/25/2007                         250,000       247,411
   Navistar International Corp., Series B, 9.375%, 6/1/2006        250,000       253,750
                                                                             -----------
                                                                                 501,161
                                                                             -----------
BUILDING & CONSTRUCTION - 2.03%
   Schuler Homes, Inc., 10.50%, 7/15/2011                          200,000       215,625
   Technical Olympic USA, Inc., 9.00%, 7/1/2010                    250,000       256,563
                                                                             -----------
                                                                                 472,188
                                                                             -----------
CABLE TV - 1.75%
   CSC Holdings, Inc., 7.875%, 12/15/2007                          400,000       408,000
                                                                             -----------
CHEMICALS - 0.92%
   Airgas, Inc., 9.125%, 10/1/2011                                 200,000       213,750
                                                                             -----------
ELECTRONICS/ELECTRONIC EQUIPMENT - 1.09%
   Solectron Corp., 7.97%, 11/15/2006                              250,000       254,375
                                                                             -----------
ENTERTAINMENT/LEISURE - 1.13%
   MGM Mirage, Inc., 9.75%, 6/1/2007                               250,000       263,750
                                                                             -----------
FINANCE - 1.14%
   Ucar Finance, Inc., GTD SR NT, 10.25%, 2/15/2012                250,000       266,563
                                                                             -----------
OIL & GAS - 0.92%
   Premcor Refining Group, Inc., 9.25%, 2/1/2010                   200,000       215,559
                                                                             -----------
REAL ESTATE INVESTMENT TRUST - 3.35%
   Host Marriott LP, Series I, 9.50%, 1/15/2007                    750,000       780,938
                                                                             -----------

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2006 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                   AMOUNT      VALUE (A)
                                                                -----------   -----------
TELECOMMUNICATIONS - 1.13%
   Nextel Communications, Inc., 6.875%, 10/31/2013              $   250,000   $   262,329
                                                                              -----------
      TOTAL CORPORATE BONDS & NOTES - (COST $3,664,917)                         3,638,613
                                                                              -----------
MORTGAGE-BACKED SECURITIES - 38.53%
   FNMA, 6.00%, February 2006 30 Year TBA@                        1,650,000     1,665,598
   FNMA, 5.50%, February 2006 30 Year TBA@                        4,450,000     4,400,633
   FNMA PAC, 6.50%, Series 1994-51, Class PJ, 9/25/2023             394,693       395,774
   Freddie Mac, 5.50%, February 2006 15 Year TBA@                 2,000,000     2,010,312
   Structured Asset Securities Corp., 5.05%,
      Series 1998-8, Class A3, 8/28/2028 +                          512,092       512,213
                                                                              -----------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $9,019,086)                      8,984,530
                                                                              -----------
FOREIGN BONDS & NOTES + - 7.74%
ARGENTINA - 0.68%
      GOVERNMENT - 0.68%
   Argentina Bocon, 2.00%, 1/3/2010                                 250,000       159,328
                                                                              -----------
ICELAND - 3.93%
      SOVEREIGN AGENCY - 3.93%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034              61,778,717       915,822
                                                                              -----------
NETHERLANDS - 3.13%
      MEDIA - 3.13%
   New Skies Satellites NV, SR NT, 9.57%, 11/1/2011+ (e)            500,000       521,250
   Yell Finance B.V, 8/1/2011# (e)                                  200,000       207,500
                                                                              -----------
                                                                                  728,750
                                                                              -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,830,090)                           1,803,900
                                                                              -----------
SHORT-TERM INVESTMENTS - 12.85%
   Morgan Stanley Repurchase Agreement, 3.85% dated 1/31/06,
   to be repurchased at $1,996,493 on 2/7/06, collateralized
   by $2,000,000 U.S. Treasury Bond, 4.25%, 8/15/14
   (value $2,000,027) (b) (c)                                     1,995,000     1,995,000
   State Street Euro Dollar Time Deposit, 3.60%, 02/01/2006       1,002,000     1,002,000
                                                                              -----------
      TOTAL SHORT-TERM INVESTMENTS - (COST $2,997,000)                          2,997,000
                                                                              -----------
TOTAL INVESTMENTS - 142.18% - (COST $33,300,751) (d)**                         33,150,700

SECURITIES SOLD SHORT - (8.40)%
   U.S. Treasury Note, 4.25%, 8/15/2014 (Proceeds $1,988,120)    (2,000,000)   (1,958,204)
                                                                              -----------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (33.78)%                         (7,875,990)
                                                                              -----------
NET ASSETS - 100.00%                                                          $23,316,506
                                                                              ===========

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2006 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JANUARY 31, 2006:

                                                                               UNREALIZED
                         DESCRIPTION                              NOTIONAL    DEPRECIATION
                         -----------                             ----------   ------------
Receive fixed rate equal to 4.55% and pay floating rate based
   on 3-month LIBOR. Broker: Morgan Stanley Exp. 9/7/2014.       $1,000,000     $(26,249)
Receive fixed rate equal to 4.975% and pay floating rate based
   on a 3-month LIBOR.Broker: Morgan Stanley Exp. 9/7/2019.       1,000,000       (6,492)
                                                                                ========
                                                                                $(32,741)
                                                                                ========

OPEN LONG FUTURES AS OF JANUARY 31, 2006:

                                                                       UNREALIZED
NUMBER OF                                                 NOTIONAL    APPRECIATION
CONTRACTS                DESCRIPTION                       (000'S)   (DEPRECIATION)
---------                -----------                      --------   --------------
     9      U S Treasury Note 2-Year Futures, March 06       $18        $ (3,113)
    15      U S Treasury Note 5-Year Futures, March 06        15          (4,954)
    20      U S Treasury Note 10-Year Futures, March 06       20         (10,435)
    15      U S Treasury Bond Futures, March 06               15          11,551
                                                             ---        ========
                                                             $68        $ (6,951)
                                                             ===        ========

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2006 (UNAUDITED)

     between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of January 31, 2006, the Fund held no fair valued securities.

(b) The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

(c) The Fund has the right to terminate the repurchase agreement at any point prior to the maturity date, and therefore the repurchase agreement is deemed to be liquid. Additionally, throughout the term of the repurchase agreement, the interest rate fluctuates. The interest rate shown reflects the rate in effect on 1/31/06.

(d) At January 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $33,300,751. Net unrealized depreciation of investments was approximately $150,052, of which $28,362 is related to appreciated securities and $178,414 is related to depreciated securities.

(e)  Denominated in U.S. Dollar

144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.

+ Variable rate security. Interest rate shown reflects the rate in effect at 1/31/2006.

@    Security is subject to delayed delivery.

#    Zero coupon bond until 8/1/2006, then 13.50% thereafter.

+ Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for securities sold short, futures, swaps and TBAs.

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

LIBOR London Inter Bank Offering Rate

PAC  Planned Amortization Class

TBA  To Be Announced

                                                         DRAKE LOW DURATION FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           1/31/2006 (UNAUDITED)

                                                                                     PRINCIPAL     MARKET
                                                                                       AMOUNT     VALUE (A)
                                                                                     ---------   ----------
ASSET-BACKED SECURITIES - 65.81%
AUTOMOBILES - 1.78%
   Daimler Chrysler Auto Trust, Series 2002-B, Class A4, 3.53%, 12/6/2007             $342,226   $  340,408
                                                                                                 ----------
CREDIT CARDS - 26.31%
   Bank One Issuance Trust:
      Series 2002-C1, Class C1, 5.43%, 12/15/2009+                                     500,000      503,906
      Series 2003-C2, Class C2, 5.61%, 12/15/2010+                                     362,000      368,391
      Series 2004-C1, Class C1, 4.97%, 11/15/2011+                                     100,000      100,547
  Chase Credit Card Master Trust:
      Series 2004-1, Class C, 4.94%, 5/15/2009+                                        350,000      350,656
      Series 2003-6, Class C, 5.27%, 2/15/2011+                                        125,000      126,621
  Citibank Credit Card Issuance Trust:
      Series 2003-C2, Class C2, 5.50%, 3/20/2008+                                      160,000      160,100
      Series 2001-B2, Class B2, 4.95%, 12/10/2008+                                     500,000      501,328
      Series 2002-C3, Class C3, 5.63%, 12/15/2009+                                     480,000      487,125
   Discover Card Master Trust I, Series 2002-2, Class B, 5.45%, 10/15/2009             500,000      502,735
   GE Capital Credit Card Master Note Trust:
      Series 2004-1, Class C, 5.02%, 6/15/2010+                                        400,000      401,375
      Series 2004-2, Class B, 4.73%, 9/15/2010+                                        850,000      851,726
   Household Affinity Credit Card Master Note Trust I, Series 2003-2, Class C,
      5.82%, 2/15/2008+                                                                450,000      450,141
   MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, 6.17%, 6/15/2012+     215,000      227,072
                                                                                                 ----------
                                                                                                  5,031,723
                                                                                                 ----------
HOME EQUITY - 33.84%
   Asset Backed Funding Certificates, Series 2005-HE1, Class A3B, 4.70%,
      12/25/2034+                                                                      400,000      400,250
   Asset Backed Securities Corp. Home Equity, Series 2004-HE1, Class A3, 4.87%,
      1/15/2034+                                                                        35,800       35,811
   Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class
      1A3, 2.73%, 9/25/2024                                                            459,255      456,241
   Conseco Finance, Series 2000-C, Class A, 4.84%, 12/15/2029+                         839,141      838,988
   Contimortgage Home Equity Trust 1998-3:
      Series 1997-2, Class A9, 7.09%, 4/15/2028                                        183,358      183,387
      Series 1998-1, Class A9, 4.83%, 4/15/2029+                                       349,950      350,004
   GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7, 6.47%, 6/25/2028     218,371      217,666
   Home Equity Mortgage Trust, Series 2004-3, Class A3, 5.03%, 10/25/2034+             200,000      200,188
   Home Loan Trust, Series 2000-1, Class A2, 4.77%, 4/15/2031+                         939,523      941,432
   Household Mortgage Loan Trust, Series 2003-HC2, Class A2, 4.82%, 6/20/2033+         137,892      138,046
   IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/2029                19,871       19,850
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1, 4.97%, 11/25/2035              333,385      330,437
   Option One Mortgage Loan Trust, Series 2003-1, Class A2, 4.80%, 2/25/2033+           57,618       58,041
   Residential Asset Securities Corp.:
      Series 2004-KS8, Class AI2, 3.34%, 10/25/2024                                    339,000      336,246

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2006 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT      VALUE (A)
                                                                                   -----------   -----------
HOME EQUITY - CONTINUED
      Series 2000-KS5, Class AII, 5.01%, 12/25/2031+                                $  997,067   $   997,379
      Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                                     963,535       967,299
                                                                                                 -----------
                                                                                                   6,471,265
                                                                                                 -----------
RESIDENTIAL MORTGAGES - 3.88%
   Amortizing Residential Collateral Trust, Series 2001-BC6, Class A, 4.88%,
      10/25/2031+                                                                      136,602       136,730
   Equity One ABS, Inc.:
      Series 2000-1, Class A5, 8.02%, 2/25/2032                                         92,576        92,519
      Series 2003-4, Class AF3, 3.53%, 11/25/2033                                       44,810        44,600
   First Franklin Mortgage Loan Trust, Series 2005-FF1, Class A2A, 4.65%,
      12/25/2034+                                                                       77,512        77,512
   Residential Asset Mortgage Products, Inc., Series 2000-RS4, Class AII, 4.81%,
      12/25/2032+                                                                      195,542       195,572
   Saxon Asset Securities Trust, Series 2004-2, Class AF2, 4.15%, 8/25/2035            197,000       195,186
                                                                                                 -----------
                                                                                                     742,119
                                                                                                 -----------
      TOTAL ASSET-BACKED SECURITIES - (COST $12,593,519)                                          12,585,515
                                                                                                 -----------
CORPORATE BONDS & NOTES - 12.27%
CABLE TV - 1.07%
   CSC Holdings, Inc., 7.875%, 12/15/2007                                              200,000       204,000
                                                                                                 -----------
CHEMICALS - 1.24%
   Lyondell Chemical Co., Series A, 9.625%, 5/1/2007                                   225,000       236,531
                                                                                                 -----------
COMMERCIAL SERVICES - 1.01%
   Brickman Group Ltd (The), Series B, 11.75%, 12/15/2009                              175,000       194,031
                                                                                                 -----------
ENTERTAINMENT/LEISURE - 1.38%
   MGM Mirage, Inc., 9.75%, 6/1/2007                                                   250,000       263,750
                                                                                                 -----------
HEALTHCARE-PHYSICAL THERARY/REHABILITATION CENTERS- 1.32%
   Healthsouth Corp., SR NT, 7.375%, 10/1/2006                                         250,000       252,500
                                                                                                 -----------
HOME EQUITY - 5.26%
   Residential Capital Corp., NT, 5.90%, 6/29/2007+                                  1,000,000     1,007,066
                                                                                                 -----------
OIL & GAS - 0.99%
   Premcor Refining Group, Inc., 9.25%, 2/1/2010                                       175,000       188,614
                                                                                                 -----------
      TOTAL CORPORATE BONDS & NOTES - (COST $2,341,712)                                            2,346,492
                                                                                                 -----------
MORTGAGE-BACKED SECURITIES - 6.36%
   Banc of America Funding Corp., 6.00%, Series 2003-1, Class A1, 5/20/2033            361,863       361,974
   Residential Accredit Loans, Inc., 4.75%, Series 2004-QS5, Class A5, 4/25/2034       360,186       354,662
   Structured Asset Securities Corp., 5.05%, Series 1998-2, Class A, 2/25/2028+        497,914       499,423
                                                                                                 -----------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $1,225,848)                                         1,216,059
                                                                                                 -----------

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2006 (UNAUDITED)

                                                             PRINCIPAL       MARKET
                                                               AMOUNT      VALUE (A)
                                                            -----------   -----------
FOREIGN BONDS & NOTES + - 5.18%
ARGENTINA - 0.83%
      GOVERNMENT - 0.83%
   Argentina Bocon, 2.00%, 1/3/2010                         $   250,000   $   159,328
                                                                          -----------
BERMUDA - 0.60%
      TELECOMMUNICATIONS - 0.60%
   Intelsat Ltd., Senior Note, 5.25%, 11/1/2008 (c)             125,000       115,000
                                                                          -----------
ICELAND - 3.75%
      SOVEREIGN AGENCY - 3.75%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034          48,393,328       717,395
                                                                          -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,020,375)                         991,723
                                                                          -----------
SHORT-TERM INVESTMENTS - 3.96%
   State Street Euro Dollar Time Deposit, 3.60%, 2/1/2006       758,000       758,000
                                                                          -----------
TOTAL INVESTMENTS - 93.58% - (COST $17,939,454) (b)**                      17,897,789
                                                                          -----------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 6.42%                         1,227,551
                                                                          -----------
NET ASSETS - 100.00%                                                      $19,125,340
                                                                          ===========

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2006 (UNAUDITED)

OPEN FUTURES CONTRACTS AS OF JANUARY 31, 2006:

                                                                       UNREALIZED
NUMBER OF                                                 NOTIONAL    APPRECIATION
CONTRACTS                   DESCRIPTION                    (000'S)   (DEPRECIATION)
---------   -------------------------------------------   --------   --------------
   65       U S Treasury Note 2-Year Futures, March 06      130         (22,482)
  (17)      U S Treasury Note 10-Year Futures, March 06     (17)          2,864
                                                                        -------
                                                                         19,618
                                                                        -------

Footnotes and Abbreviations:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Low Duration Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of January 31, 2006, the Fund held no fair valued securities.

(b) At January 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $17,939,454. Net unrealized depreciation of investments was approximately $41,664, of which $29,568 is related to appreciated securities and $71,232 is related to depreciated securities.

(c)  Denominated in U.S. Dollar

+ Variable rate security. Interest rate shown reflects the rate in effect at 1/31/2006.

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2006 (UNAUDITED)

+ Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.

**   All or a portion of this portfolio is segregated for futures.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust


By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive
    Officer

Date: March 30, 2006


By: /s/ Stacey L. Feller
    ---------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial
    Officer

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive
    Officer

Date: March 30, 2006


By: /s/ Stacey L. Feller
    ---------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial
    Officer

Date: March 30, 2006